Interim Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Common shares, shares authorized (in Shares)	214,000,000	214,000,000
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares issued (in Shares)	36,035,434	35,913,628
Common shares, shares outstanding (in Shares)	36,035,434	35,913,628
Series B Preferred Stock [Member]
Preferred shares, shares authorized (in Shares)	104,000	104,000
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares issued (in Shares)	43,592	43,592
Preferred shares, shares outstanding (in Shares)	43,592	43,592